Pension obligations (Tables)	12 Months Ended
Dec. 31, 2023
Pension Obligations [Abstract]
Disclosure of additional information about defined benefit plans [Table Text Block]
	Year ended
	Dec. 31, 2023	Dec. 31, 2022
Opening defined benefit obligation:	$145,129	$216,369
Current service costs	5,172	9,392
Past service cost/(curtailment) (note 7d)	50	(583)
Loss on settlements	149	-
Interest cost	6,274	5,938
Benefits paid from plan	(13,721)	(18,637)
Benefits paid from employer	(1,091)	(1,787)
Participant contributions	16	25
Effects of movements in exchange rates	3,043	(16,883)
Remeasurement actuarial losses/(gains):
Arising from changes in demographic assumptions	-	-
Arising from changes in financial assumptions	7,045	(48,960)
Arising from experience adjustments	(1,876)	255
Settlement payments from plan assets	(34,857)	-
Closing defined benefit obligation	$115,333	$145,129

Disclosure of detailed information about defined benefit plans, balance by member group [Table Text Block]
	Dec. 31, 2023	Dec. 31, 2022
Active members	$103,523	$112,951
Deferred members	2,318	2,439
Retired members	9,492	29,739
Closing defined benefit obligation	$115,333	$145,129

Disclosure of detailed information about changes in fair value of plan assets [Table Text Block]
	Year ended
	Dec. 31, 2023	Dec. 31, 2022
Opening fair value of plan assets:	$137,721	$199,645
Interest income	5,973	5,667
Remeasurement adjustment:
Return (loss) on plan assets (excluding amounts included in net interest expense)	6,228	(40,196)
Contributions from the employer	2,265	6,063
Employer direct benefit payments	1,091	1,787
Contributions from plan participants	16	25
Benefit payment from employer	(1,091)	(1,787)
Administrative expenses paid from plan assets	(81)	(80)
Benefits paid	(13,721)	(18,637)
Settlement payments from plan assets	(34,857)	-
Effects of changes in foreign exchange rates	2,495	(14,766)
Closing fair value of plan assets	$106,039	$137,721

Disclosure of detailed information about net defined benefit liability (asset) [Table Text Block]
	Dec. 31, 2023	Dec. 31, 2022
Present value of funded defined benefit obligation	$100,024	$131,503
Fair value of plan assets	(106,039)	(137,721)
Present value of unfunded defined benefit obligation	15,309	13,626
Net liability arising from defined benefit obligation	$9,294	$7,408

Disclosure of detailed information about pension obligation [Table Text Block]
	Dec. 31, 2023	Dec. 31, 2022
Pension obligation - current (note 16)	$3,284	$4,146
Pension obligation - non-current	6,010	3,262
Total pension obligation	$9,294	$7,408

Disclosure of detailed information about pension expense [Table Text Block]
	Dec. 31, 2023	Dec. 31, 2022
Service costs:
Current service cost	$5,172	$9,392
Curtailment	-	(583)
Loss on settlement	149	-
Total service cost	5,321	8,809
Net interest expense	301	271
Administration cost	81	80
Defined benefit pension expense	$5,703	$9,160

Defined contribution pension expense	$701	$2,097

Disclosure of detailed information about remeasurement on the net defined benefit liability [Table Text Block]
	Dec. 31, 2023	Dec. 31, 2022
(Return) loss on plan assets (excluding amounts included in net interest expense)	$(6,228)	$40,196
Actuarial losses (gains) arising from changes in financial assumptions	7,045	(48,960)
Actuarial (gains) losses arising from experience adjustments	(1,876)	255
Defined benefit gain related to remeasurement	$(1,059)	$(8,509)

Total pension cost	$5,345	$2,748

Disclosure of detailed information about defined benefit plan, assumptions used [Table Text Block]
	2023	2022
Defined benefit cost:
Discount rate - benefit obligations	5.22%	3.09%
Discount rate - service cost	5.27%	3.21%
Expected rate of salary increase[1]	3.50%	2.75%
Average longevity at retirement age for current pensioners (years)[2] :
Males	20.4	20.4
Females	23.8	23.7
Defined benefit obligation:
Discount rate	4.64%	5.22%
Expected rate of salary increase[1]	3.00%	3.50%
Average longevity at retirement age for current pensioners (years)[2] :
Males	20.5	20.4
Females	23.9	23.8
Average longevity at retirement age for current employees (future pensioners) (years)[2] :
Males	22.4	22.3
Females	25.6	25.5

Disclosure of fair value of plan assets [Table Text Block]

December 31, 2023	Level 1	Level 2	Level 3	Total
Investments:
Money market instruments	$1,166	$-	$-	$1,166
Pooled equity funds	33,930	-	-	33,930
Pooled fixed income funds	-	69,968	-	69,968
Alternative investment funds	-	908	-	908
Balanced funds	-	67	-	67
	$35,096	$70,943	$-	$106,039

December 31, 2022	Level 1	Level 2	Level 3	Total
Investments:
Money market instruments	$2,270	$-	$-	$2,270
Pooled equity funds	50,107	-	-	50,107
Pooled fixed income funds	-	64,230	-	64,230
Alternative investment funds	-	20,908	-	20,908
Balanced funds	-	206	-	206
	$52,377	$85,344	$-	$137,721